Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - Notes Payable

On July 25, 2011, repayment for $25,000 was made for the $50,000 note due to Landolt, a company owned by a director of the Company. At which time the note was assigned to MeM Mining, Inc.  MeM is controlled by, Mendel Mochkin, a director of the company. As of December 31, 2012, the principle balance due was $25,000, is unsecured and was due January 2013 with accrued interest at 5%. As of March 31, 2013, the Company was unable to repay the loan on the maturity date, and the principal balance of $25,000 and accrued interest of $3,459 are in default. The note does not include any additional fees or penalties due to the loan being in default.

On March 28, 2012 the Company received $30,000 from First Line Capital, in exchange for an unsecured note bearing interest at 8%. As of December 31, 2012, the principal due was $30,000, is unsecured and was due in full plus accrued interest on March 28, 2013. As of March 31, 2013, the Company was unable to repay the loan on the maturity date, and the principal balance of $30,000 and accrued interest of $2,420 are in default. The loan stipulates an increase to a 15% interest rate until the loan is repaid.

During 2012, the Company received a total of $50,020 from Leonard Sternheim, CEO of the Company, as an unsecured non-interest bearing loan. As of March 31, 2013 and December 31, 2012, the principal due was $50,020, is unsecured and is due on demand. The Company recorded $986 and $393 of imputed interest related to Mr. Sternheim’s loan payable as in-kind contribution at March 31, 2013 and December 31, 2012, respectively.

On July 25, 2011, repayment for $25,000 was made for the $50,000 note due to Landolt, a company owned by a director of the Company. At which time the note was assigned to MeM Mining, Inc. MeM is controlled by, Mendel Mochkin, a director of the company. As of December 31, 2012 and 2011, the principle balance due was $25,000, is unsecured and is due January 2013 with accrued interest at 5%. The Company does not expect to be able to repay the loan on the maturity date, and will continue accrue the interest.

On March 28, 2012 the Company received $30,000 from First Line Capital, in exchange for an unsecured note bearing interest at 8%. As of December 31, 2012, the principal due was $30,000, is unsecured and is due in full plus accrued interest on March 28, 2013.

During 2012, the Company received a total of $50,020 from Leonard Sternheim, CEO of the Company, as an unsecured non-interest bearing loan. As of December 31, 2012, the principal due was $50,020, is unsecured and is due on demand. The Company recorded $393 of imputed interest related to Mr. Sternheim’s loan payable as in-kind contribution.